Accounts Receivable and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable and unbilled receivable [Line Items]
Allowance for doubtful accounts
Accounts receivable amount	4,263	$ 4,463
Accounts Receivable [Member]
Accounts receivable and unbilled receivable [Line Items]
Accounts receivable amount	$ 4,262,846